Investment Securities	12 Months Ended
Sep. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Investment Securities	INVESTMENT SECURITIES

The tables below provide detail regarding the amortized cost and fair value of available-for-sale and held-to-maturity investment securities.

September 30, 2019	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
5 to 10 years	$65,287	$39	$(629)	$64,697	2.43%
Over 10 years	207,067	1	(987)	206,081	3.02
Corporate debt securities due
Within 1 year	43,903	411	—	44,314	3.65
1 to 5 years	70,000	689	(50)	70,639	3.29
5 to 10 years	92,931	1,879	—	94,810	3.27
Municipal bonds due
1 to 5 years	1,430	14	—	1,444	1.94
Over 10 years	20,303	895	—	21,198	6.45
Mortgage-backed securities
Agency pass-through certificates	957,150	26,533	(1,124)	982,559	3.29
	1,458,071	30,461	(2,790)	1,485,742	3.27
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,428,480	19,945	(337)	1,448,088	3.15
Commercial MBS	15,000	7	—	15,007	2.89
	1,443,480	19,952	(337)	1,463,095	3.15
	$2,901,551	$50,413	$(3,127)	$2,948,837	3.21%

September 30, 2018	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
5 to 10 years	$60,872	$—	$(1,473)	$59,399	2.55%
Over 10 years	148,099	109	(314)	147,894	3.05
Equity securities
1 to 5 years	500	—	(12)	488	1.80
Corporate debt securities due
1 to 5 years	113,762	1,875	(13)	115,624	3.59
5 to 10 years	69,965	35	(929)	69,071	3.23
Municipal bonds due
1 to 5 years	1,398	—	(24)	1,374	2.05
Over 10 years	20,323	1,281	—	21,604	6.45
Mortgage-backed securities
Agency pass-through certificates	908,092	1,383	(13,434)	896,041	3.29
Commercial MBS	3,460	2	—	3,462	4.36
	1,326,471	4,685	(16,199)	1,314,957	3.30
Held-to-maturity securities
Mortgage-backed securities
Agency pass-through certificates	1,610,420	305	(76,983)	1,533,742	3.16
Commercial MBS	15,000	28	—	15,028	3.03
	1,625,420	333	(76,983)	1,548,770	3.16
	$2,951,891	$5,018	$(93,182)	$2,863,727	3.22%

The Company purchased $358,709,000 of available-for-sale investment securities and no held-to-maturity investment securities during 2019. Sales of available-for-sale securities totaled $491,000 and there were no sales of held-to-maturity investment securities in 2019. Substantially all mortgage-backed securities have contractual due dates that exceed 25 years.

The following table shows the gross unrealized losses and fair value of securities at September 30, 2019, and September 30, 2018, by length of time that individual securities in each category have been in a continuous loss position. Management believes that the declines in fair value of these investments are not an other-than-temporary impairment as these losses are due to a change in interest rates rather than any credit deterioration. The impairment is also deemed to be temporary because: 1) the Company does not intend to sell the security, and 2) it is not more likely than not that it will be required to sell the security before recovery of the entire amortized cost basis of the security.

	September 30, 2019
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$—	$—	$(50)	$24,950	$(50)	$24,950
U.S. government and agency securities	(656)	152,715	(960)	77,391	(1,616)	230,106
Mortgage-backed securities	(148)	87,895	(1,313)	270,802	(1,461)	358,697
	$(804)	$240,610	$(2,323)	$373,143	$(3,127)	$613,753

	September 30, 2018
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
Corporate debt securities	$(929)	$49,072	$(14)	$24,988	$(943)	$74,060
Municipal bonds	(24)	1,374	—	—	(24)	1,374
U.S. government and agency securities	(141)	37,565	(1,645)	76,499	(1,786)	114,064
Equity securities	(12)	488	—	—	(12)	488
Mortgage-backed securities	(28,748)	1,035,754	(61,669)	1,183,017	(90,417)	2,218,771
	$(29,854)	$1,124,253	$(63,328)	$1,284,504	$(93,182)	$2,408,757